Consolidated Statements of Cash Flows (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (605,536)	$ (3,450,335)	$ (6,927,812)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	278	3,360
Amortization of patents	17,547	1,038,505	8,773
Amortization of prepaid expense in connection with the issuance of common stock issued for prepaid services		269,086
Stock based compensation on warrants	49,197	117,796	2,723,162
Stock based compensation on options granted	170,911	1,122,412	1,514,938
Stock based compensation on common stock issuances		609,980
Common stock issued for services		59,620	198,287
Non-controlling interest			(10,496)
Non-cash revenue		(1,700,000)
Non-cash loss -securities available for sale		6,250
Non-cash other (income) loss			(125,000)
Gain on sale of assets- securities available for sale		(168,216)
Realized loss - securities available for sale		38,819	112,500
Impairment of mineral rights			1,256,000
Impairment of assets of discontinued operations			30,248
Changes in operating assets and liabilities
Accounts receivable		270,000
Assets of discontinued operations - current portion	28,750	82,145	(62,145)
Prepaid expenses	9,667	29,571	(36,933)
Assets of discontinued operations - long term portion			3,915
Increase in other comprehensive income		(6,250)
Accounts payable and accrued expenses	96,011	697,787	53,159
Net cash provided by (used in) operating activities	(233,175)	(1,519,470)	(1,261,404)
Cash flows from investing activities:
Acquisition of mineral rights			(325,000)
Acquisition of patents		(3,150,000)	(500,000)
Note receivable - related party			(147,708)
Collection on note receivable - related party			147,708
Purchase of property and equipment	(10,000)	(17,000)
Proceeds received from the sale of marketable securities	817,482	129,397
Sale of real estate property (discontinued operations)		1,052,320	576,477
Acquisition of real estate property			(1,366,627)
Acquisition of CyberFone Systems, LLC (cash portion)		(1,000,000)
Capitalized cost related to improvements of real estate property (discontinued operations)	(12,000)	(16,750)	(245,420)
Net cash provided by investing activities	795,482	(3,002,033)	(1,860,570)
Cash flows from financing activities:
Proceeds from the issuance of a note in connection with acquisition of patents		500,000
Payment on note payable			(930,000)
Payment on note payable - related party			(152,974)
Payment on note payable in connection with the acquisition of patents		(500,000)
Payment in connection with the cancellation of stock and rescission agreement			(132,000)
Proceeds from disgorgement of former officer short swing profits			50,000
Proceeds from sale of common stock, net of issuance costs		5,777,596	6,511,965
Net cash provided by financing activities		5,777,596	5,346,991
Net increase in cash	562,307	1,256,093	2,225,017
Cash at beginning of period	2,354,169	2,354,169	129,152
Cash at end of period	2,916,476	3,610,262	2,354,169
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	230	1,075	153
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for advances payable			100,000
Assumption of prepaid assets upon exercise of option agreement			43,157
Assumption of accounts payable upon exercise of option agreement			30,664
Issuance of a note payable in connection with an option agreement			930,000
Issuance of common stock in connection with an option agreement			1,000
Common stock issued for acquisition of patents		718,500	925
Common stock issued in connection with the acquisition of Cyberfone Systems, LLC		2,280,000
Common stock issued for prepaid services		441,247
Acquisition of patents in connection with a non-cash settlement		$ 1,700,000